REVENUE - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 185,685	$ 163,302	$ 360,939	$ 321,627
Services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	178,070	157,209	344,306	310,737
Services transferred over time
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 7,615	$ 6,093	$ 16,634	$ 10,890